Summary of Significant Accounting Policies - Summary of disaggregation of revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Brokerage income [Abstract]
Brokerage income	¥ 1,523,547	$ 217,864	¥ 1,193,827	¥ 1,144,533
Other income	58,693	8,393	55,087	51,019
Total operating revenue	1,582,240	$ 226,257	1,248,914	1,195,552
Life and Health insurance business [member]
Brokerage income [Abstract]
Brokerage income	1,377,768		1,056,981	1,043,497
Property and Casualty insurance business [member]
Brokerage income [Abstract]
Brokerage income	¥ 145,779		¥ 136,846	¥ 101,036